UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-719
                                   -------

The Value Line Special Situations Fund, Inc.
---------------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2003
                         -----------------

Date of reporting period: June 30, 2003
                          -------------

Item I.  Reports to Stockholders.
------   ------------------------

         A copy of the Semi-Annual Report to Stockholders for the period ended is included with this Form.

Item 2.  Code of Ethics
-------  --------------

         Not applicable.

Item 3.  Audit Committee Financial Expert.
-------  ---------------------------------

         Not applicable.

Item 9.  Controls and Procedures.
-------  ------------------------

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

         (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.
--------  ---------

         (a)      Not applicable.

         (b)      (1) Certification pursuant to Rule 30a-2 under the Investment
                      Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                      Exhibit 99.CERT.

                  (2) Certification pursuant to Section 906 of the
                      Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By     /s/ Jean B. Buttner
       -----------------------
       Jean B. Buttner, President


Date: August 29, 2003
      ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Jean B. Buttner
       -----------------------
       Jean B. Buttner, President, Principal Executive Officer


By:    /s/ David T. Henigson
       -----------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: August 29, 2003
      ------------------------

================================================================================

INVESTMENT ADVISER Value Line, Inc.                           ------------------
                   220 East 42nd Street                       SEMI-ANNUAL REPORT
                   New York, NY 10017-5891                    ------------------
                                                                 June 30, 2003
DISTRIBUTOR        Value Line Securities, Inc.                ------------------
                   220 East 42nd Street
                   New York, NY 10017-5891

CUSTODIAN BANK     State Street Bank and Trust Co.
                   225 Franklin Street
                   Boston, MA 02110

SHAREHOLDER        State Street Bank and Trust Co.
SERVICING AGENT    c/o NFDS
                   P.O. Box 219729
                   Kansas City, MO 64121-9729                 THE VALUE LINE
                                                                  SPECIAL
INDEPENDENT        PricewaterhouseCoopers LLP                   SITUATIONS
ACCOUNTANTS        1177 Avenue of the Americas                  FUND, INC.
                   New York, NY 10036

LEGAL COUNSEL      Peter D. Lowenstein, Esq.
                   Two Sound View Drive, Suite 100
                   Greenwich, CT 06830

DIRECTORS          Jean Bernhard Buttner
                   John W. Chandler
                   Frances T. Newton
                   Francis C. Oakley
                   David H. Porter
                   Paul Craig Roberts
                   Marion N. Ruth
                   Nancy-Beth Sheerr

OFFICERS           Jean Bernhard Buttner
                   CHAIRMAN AND PRESIDENT
                   Stephen E. Grant
                   VICE PRESIDENT
                   Nancy L. Bendig
                   VICE PRESIDENT
                   Brett Mitstifer
                   VICE PRESIDENT                                [LOGO]
                   David T. Henigson                           VALUE LINE
                   VICE PRESIDENT AND                            NO-LOAD
                   SECRETARY/TREASURER                           MUTUAL
                   Joseph Van Dyke                                FUNDS
                   ASSISTANT SECRETARY/TREASURER
                   Stephen La Rosa
                   ASSISTANT SECRETARY/TREASURER


THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.

THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                         #526700

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                       TO OUR VALUE LINE SPECIAL
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

The Value Line Special Situations Fund earned a total return of 10.14% for the six months ended June 30, 2003. For comparison purposes, the unmanaged Standard & Poor's 500 Index(1) had a total return of 11.76% in the same period.

Looking at the longer term, your Fund has compiled an annualized total return of 12.04% for the ten years ending June 30th, versus 10.04% for the S&P 500; 4.60% for five years, versus an annualized loss of -1.61% for the S&P 500; and -2.69% for one year, versus 0.25% for the S&P 500(1).

Our individual stock selections emphasize issues with records of strong earnings momentum and strong stock price momentum, relative to other stocks. This actually put us at a slight disadvantage in recent months, when the biggest winners were the losers of prior years, particularly highly speculative stocks of smaller companies (many in the technology sector), some of which had only recently been on the brink of bankruptcy. Over time, though, our disciplined strategy has helped us not only to find winners, but to avoid losers. Put another way, we play defense as well as offense in constructing a portfolio, and are sensitive to the trade-offs of risk versus performance.

The portfolio currently holds about 350 stocks of companies of all sizes and diversified across many sectors. About 30% of stockholdings are small-capitalization companies; 50%, mid-cap; and 20%, large-cap. Top sectors represented are financial services, healthcare, and technology.

We believe our disciplined investment approach will continue to serve your Fund well. Thank you for investing with us.


                                                       Sincerely,

                                                       /s/ Jean Bernhard Buttner

                                                       Jean Bernhard Buttner
                                                       CHAIRMAN AND PRESIDENT


August 22, 2003

--------------------------------------------------------------------------------
(1) THE STANDARD & POOR'S 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES. IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

--------------------------------------------------------------------------------
2

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

SITUATIONS FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economic recovery, which had been proceeding at an uninspiring pace for the better part of two years, showed a bit more spirit in the second quarter of this year, as the nation's gross domestic product increased at a modest 2.4% rate, pushed forward by a selective recovery in manufacturing, by strong housing demand, and by improving retail sales. True, there were still pockets of weakness around, most notably in the employment area, where non-farm payrolls declined further and the unemployment rate climbed above 6%. Overall, though, the economic picture at the end of the opening half was a lot brighter than it had been at the start of the year, when talk of a possible double-dip recession was still being heard.

Now, as we make our way through the second half of 2003, we are starting to see evidence of a further improvement in business activity, with both the retail and manufacturing sectors strengthening even more, albeit still selectively, while housing remains resilient. The weak link in the recovery chain is still the employment situation, which, at best, is starting to show signs of stability following months of steady erosion. The ongoing support of the Federal Reserve, which continues to maintain its low-interest-rate policies, along with the earlier passage of a tax cut and fiscal stimulus package, should provide the additional help needed by the economy to push GDP growth up into the 3.5% to 4% range during the second half of the year.

Inflation, meantime, remains muted, thanks, in part, to subdued labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery trail over the next several years, some increase in pricing pressures may emerge. Absent a stronger long-term business recovery than we now envision, or a resumption of the earlier sharp rise in oil and gas prices stemming from a surprisingly long conflict in the Middle East, inflation should remain in check through the latter years of this decade. Long-term interest rates, which have moved higher recently, as the economy has perked up, should stabilize at modestly higher levels over the next several years.



PERFORMANCE DATA:**

                                  AVERAGE ANNUAL   GROWTH OF AN ASSUMED
                                   TOTAL RETURN    INVESTMENT OF $10,000
                                 ---------------- ----------------------
 1 year ended 6/30/03 ..........       -2.69%             $ 9,731
 5 years ended 6/30/03 .........       +4.60%             $12,522
10 years ended 6/30/03 .........      +12.04%             $31,160

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

PORTFOLIO HIGHLIGHTS AT JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS

                                                              VALUE          PERCENTAGE
ISSUE                                         SHARES     (IN THOUSANDS)     OF NET ASSETS
------------------------------------------   --------   ----------------   --------------
Career Education Corp. ...................   46,000          $3,147              1.2%
Varian Medical Systems, Inc. .............   49,000           2,821              1.1
Apollo Group, Inc. Class "A" .............   42,750           2,640              1.0
Corinthian Colleges, Inc. ................   47,000           2,283              0.9
Family Dollar Stores, Inc. ...............   51,000           1,945              0.7
Chico's FAS, Inc. ........................   74,000           1,558              0.6
Bed Bath & Beyond Inc. ...................   40,000           1,552              0.6
Old Republic International Corp. .........   45,000           1,542              0.6
Ruby Tuesday, Inc. .......................   60,800           1,504              0.6
Henry Schein, Inc. .......................   28,000           1,466              0.6

FIVE LARGEST INDUSTRY CATEGORIES

                                         VALUE          PERCENTAGE
INDUSTRY                            (IN THOUSANDS)     OF NET ASSETS
--------------------------------   ----------------   --------------
Medical Supplies ...............        $21,064             8.1%
Bank ...........................         12,876             5.0
Retail - Special Lines .........         11,207             4.3
Educational Services ...........         10,777             4.1
Restaurant .....................          9,948             3.8

FIVE LARGEST NET SECURITY PURCHASES*

                                            COST
ISSUE                                  (IN THOUSANDS)
-----------------------------------   ---------------
Pfizer, Inc. ......................         $922
UTStarcom, Inc. ...................          587
Protein Design Labs, Inc. .........          576
Liz Clairborne, Inc. ..............          573
Eon Labs, Inc. ....................          554

FIVE LARGEST NET SECURITY SALES*

                                          PROCEEDS
ISSUE                                  (IN THOUSANDS)
-----------------------------------   ---------------
Alliant Techsystems, Inc. .........        $2,003
Forest Laboratories, Inc. .........         1,451
TCF Financial Corp. ...............         1,322
ITT Industries, Inc. ..............         1,180
Darden Restaurants, Inc. ..........         1,180

* FOR THE SIX MONTH PERIOD ENDED 06/30/03
--------------------------------------------------------------------------------
4

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 2003
--------------------------------------------------------------------------------
                                                       VALUE
SHARES                                             (IN THOUSANDS)
-----------------------------------------------------------------
             ADVERTISING (0.4%)
28,500       Harte-Hanks, Inc. .....................   $  541
17,000       R.H. Donnelley Corp.* .................      620
                                                       ------
                                                        1,161
             AEROSPACE/DEFENSE (0.2%)
14,000       Engineered Support Systems, Inc.             586
             AIR TRANSPORT (0.2%)
10,000       FedEx Corp. ...........................      620
             APPAREL (0.4%)
11,000       Columbia Sportswear Co.* ..............      565
16,000       Liz Claiborne, Inc. ...................      564
                                                       ------
                                                        1,129
             AUTO PARTS (0.9%)
 7,500       Advance Auto Parts, Inc.* .............      457
17,000       Gentex Corp.* .........................      520
10,000       Johnson Controls, Inc. ................      856
12,000       Lear Corp.* ...........................      552
                                                       ------
                                                        2,385
             BANK (5.0%)
26,000       BancorpSouth, Inc. ....................      542
 8,000       Bank of America Corp. .................      632
25,000       Bank of Hawaii Corp. ..................      829
25,000       BB&T Corp. ............................      857
18,000       Community First Bankshares, Inc. ......      491
32,000       Compass Bancshares, Inc. ..............    1,118
 4,000       Deutsche Bank AG ......................      258
15,000       First Virginia Banks, Inc. ............      647
37,000       Hibernia Corp. Class "A" ..............      672
15,600       Hudson United Bancorp .................      533
 6,400       M & T Bank Corp. ......................      539
 1,800       National Australia
             Bank Ltd. (ADR) .......................      202
16,000       National Commerce
             Financial Corp. .......................      355
14,600       Popular, Inc. .........................      563
23,000       South Financial
             Group, Inc. (The) .....................      537

                                                       VALUE
SHARES                                             (IN THOUSANDS)
-----------------------------------------------------------------
40,000       SouthTrust Corp. ......................  $ 1,088
22,000       UCBH Holdings, Inc. ...................      631
17,000       United Bankshares, Inc. ...............      487
30,000       W Holding Company, Inc. ...............      508
13,000       Wells Fargo & Co. .....................      655
17,000       Westamerica Bancorporation ............      732
                                                      -------
                                                       12,876
             BANK - CANADIAN (0.3%)
17,000       Bank of Montreal ......................      540
 5,000       Canadian Imperial
             Bank of Commerce ......................      200
                                                      -------
                                                          740
             BANK - MIDWEST (0.8%)
13,000       Associated Banc-Corp. .................      483
13,650       Commerce Bancshares, Inc. .............      532
12,000       First Tennessee National Corp. ........      527
18,000       Marshall & Ilsley Corp. ...............      550
                                                      -------
                                                        2,092
             BEVERAGE -
              ALCOHOLIC (0.4%)
11,000       Anheuser-Busch
             Companies, Inc. .......................      562
13,000       Constellation Brands, Inc.
             Class "A"* ............................      408
                                                      -------
                                                          970
             BIOTECHNOLOGY (0.2%)
29,000       Medicines Company (The)* ..............      578
             BUILDING MATERIALS (0.5%)
28,000       Jacobs Engineering Group, Inc.* .......    1,180
             CANADIAN ENERGY (0.2%)
14,500       Encana Corp. ..........................      556
             CHEMICAL -
              DIVERSIFIED (0.5%)
18,000       Albemarle Corp. .......................      503
 7,000       3M Company ............................      903
                                                      -------
                                                        1,406

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                       VALUE
SHARES                                             (IN THOUSANDS)
-----------------------------------------------------------------
             CHEMICAL -
              SPECIALTY (1.1%)
26,000       Airgas, Inc. .......................     $  436
24,000       Ecolab Inc. ........................        614
15,000       Praxair, Inc. ......................        902
10,000       Sigma-Aldrich Corp. ................        542
11,000       Valspar Corp. ......................        464
                                                      ------
                                                       2,958
             COMPUTER &
              PERIPHERALS (1.4%)
 5,000       Artisan Components, Inc.* ..........        113
18,000       Avocent Corp.* .....................        539
46,000       Dot Hill Systems Corp.* ............        602
22,000       Lexar Media, Inc.* .................        210
29,000       NetScreen Technologies, Inc.* ......        654
19,000       SanDisk Corp.* .....................        767
 9,000       Zebra Technologies Corp.
             Class "A"* .........................        677
                                                      ------
                                                       3,562
             COMPUTER SOFTWARE &
              SERVICES (3.3%)
16,000       Affiliated Computer Services,
             Inc. Class "A"* ....................        732
15,000       ANSYS, Inc.* .......................        466
12,000       CACI International, Inc.*
             Class "A" ..........................        412
36,000       Cognizant Technology Solutions
             Corp. Class "A"* ...................        877
21,000       Cognos Inc.* .......................        567
13,000       Comverse Technology, Inc.* .........        195
11,000       Digital River, Inc.* ...............        212
10,000       Fair, Issac & Co., Inc. ............        515
24,000       Fiserv, Inc.* ......................        855
29,000       Intergraph Corp.* ..................        623
18,000       Macromedia, Inc.* ..................        379
30,000       Magma Design
             Automation, Inc.* ..................        515

                                                       VALUE
SHARES                                             (IN THOUSANDS)
-----------------------------------------------------------------
15,000       Mercury Interactive Corp.* .........    $   579
16,000       SAP AG (ADR) .......................        467
14,000       Symantec Corp.* ....................        614
 9,000       Synopsys, Inc.* ....................        557
                                                     -------
                                                       8,565
             DIVERSIFIED
              COMPANY (0.9%)
10,000       American Standard
             Companies, Inc.* ...................        739
11,000       Ametek, Inc. .......................        403
 7,900       Danaher Corp. ......................        538
11,000       ESCO Technologies, Inc.* ...........        484
 3,000       Pentair, Inc. ......................        117
                                                     -------
                                                       2,281
             DRUG (3.7%)
29,300       Amylin Pharmaceuticals, Inc.* ......        641
14,000       Angiotech Pharmaceuticals, Inc.* ...        570
16,000       Eon Labs, Inc.* ....................        562
17,000       Forest Laboratories, Inc.* .........        931
24,000       Gilead Sciences, Inc.* .............      1,334
19,500       Mylan Laboratories, Inc. ...........        678
34,000       NBTY, Inc.* ........................        716
13,000       Neurocrine Biosciences, Inc.* ......        649
26,000       Pfizer, Inc. .......................        888
19,000       Pharmaceutical Resources, Inc.* ....        925
40,000       Protein Design Labs, Inc.* .........        559
20,000       Teva Pharmaceutical
             Industries Ltd. (ADR) ..............      1,139
                                                     -------
                                                       9,592
             EDUCATIONAL
              SERVICES (4.1%)
42,750       Apollo Group, Inc. Class "A"* ......      2,640
46,000       Career Education Corp.* ............      3,147
47,000       Corinthian Colleges, Inc.* .........      2,283
25,000       Education Management Corp.* ........      1,330
24,000       ITT Educational Services, Inc.* ....        702
 8,500       Strayer Education, Inc. ............        675
                                                     -------
                                                      10,777
--------------------------------------------------------------------------------
6

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------
                                                       VALUE
SHARES                                             (IN THOUSANDS)
-----------------------------------------------------------------
             ELECTRIC UTILITY -
              CENTRAL (0.4%)
11,500       DTE Energy Co. .........................  $   444
12,000       Entergy Corp. ..........................      634
                                                       -------
                                                         1,078
             ELECTRICAL
              EQUIPMENT (0.5%)
24,000       FLIR Systems, Inc.* ....................      724
22,000       Rockwell Automation, Inc. ..............      524
                                                       -------
                                                         1,248
             ELECTRONICS (0.9%)
18,000       Cubic Corp. ............................      400
17,000       Harman International
             Industries, Inc. .......................    1,346
15,000       Imation Corp. ..........................      567
                                                       -------
                                                         2,313
             ENTERTAINMENT (0.6%)
25,000       Cumulus Media, Inc. Class "A"* .........      473
20,000       Fox Entertainment Group, Inc.
             Class "A"* .............................      576
14,000       Westwood One, Inc.* ....................      475
                                                       -------
                                                         1,524
             ENTERTAINMENT
              TECHNOLOGY (0.1%)
 8,000       Avid Technology, Inc.* .................      280
             ENVIRONMENTAL (0.7%)
22,000       Republic Services, Inc.* ...............      499
31,000       Stericycle, Inc.* ......................    1,193
                                                       -------
                                                         1,692
             FINANCIAL SERVICES -
              DIVERSIFIED (2.4%)
37,000       BankAtlantic Bancorp, Inc.
             Class "A" ..............................      440
17,000       Brown & Brown, Inc. ....................      552
24,000       Doral Financial Corp. ..................    1,072
33,000       Fidelity National Financial, Inc. ......    1,015
46,000       Fremont General Corp. ..................      630

                                                       VALUE
SHARES                                             (IN THOUSANDS)
-----------------------------------------------------------------
 9,000       Leucadia National Corp. ................  $   334
17,000       ProAssurance Corp.* ....................      459
15,000       SLM Corp. ..............................      588
20,000       Willis Group Holdings Ltd. .............      615
15,000       Wintrust Financial Corp. ...............      444
                                                       -------
                                                         6,149
             FOOD PROCESSING (1.3%)
23,000       Bunge Limited ..........................      658
24,000       Dean Foods Co.* ........................      756
11,000       Fresh Del Monte Produce, Inc. ..........      283
13,200       Smucker (J.M.) Co. .....................      526
20,500       United Natural Foods, Inc.* ............      577
10,000       Wrigley (Wm.) Jr. Co. ..................      562
                                                       -------
                                                         3,362
             FOOD WHOLESALERS (0.5%)
21,000       Performance Food Group Co.* ............      777
17,000       SYSCO Corp. ............................      511
                                                       -------
                                                         1,288
             FOREIGN TELECOMMUNI-
             CATIONS (0.1%)
40,000       Alcatel S.A. (ADR) .....................      358
             FURNITURE/HOME
             FURNISHINGS (0.4%)
 4,000       Ethan Allen Interiors, Inc. ............      141
 4,000       Mohawk Industries, Inc.* ...............      222
21,900       Tuesday Morning Corp.* .................      576
                                                       -------
                                                           939
             GROCERY (0.2%)
13,000       Whole Foods Market, Inc.* ..............      618
             HOME APPLIANCE (0.3%)
20,000       Toro Company (The) .....................      795
             HOTEL/GAMING (1.2%)
31,000       Alliance Gaming Corp.* .................      586
 9,000       Choice Hotels, Inc.* ...................      246
20,000       GTECH Holdings Corp. ...................      753
 7,000       Harrah's Entertainment, Inc.* ..........      282

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                       VALUE
SHARES                                             (IN THOUSANDS)
-----------------------------------------------------------------
             HOTEL/GAMING (continued)
32,000       Penn National Gaming, Inc.* .............   $  657
23,000       Station Casinos, Inc.* ..................      581
                                                         ------
                                                          3,105
             HOUSEHOLD
              PRODUCTS (1.1%)
15,000       Church & Dwight Co., Inc. ...............      491
22,000       Energizer Holdings, Inc.* ...............      691
10,000       Procter & Gamble Co. (The) ..............      892
 4,000       Rent-A-Center, Inc.* ....................      303
11,000       Scotts Company (The)
             Class "A"* ..............................      544
                                                         ------
                                                          2,921
             INDUSTRIAL
              SERVICES (1.8%)
22,000       ARAMARK Corp. Class "B"* ................      493
15,000       C.H. Robinson Worldwide, Inc. ...........      534
14,000       EMCOR Group, Inc.* ......................      691
14,000       Expeditors International of
             Washington, Inc. ........................      485
22,500       FTI Consulting, Inc.* ...................      562
15,000       Iron Mountain, Inc.* ....................      556
22,000       Kroll Inc.* .............................      595
44,000       Navigant Consulting, Inc.* ..............      522
18,000       Rollins, Inc. ...........................      339
                                                         ------
                                                          4,777
             INFORMATION
              SERVICES (0.9%)
23,500       Alliance Data Systems Corp.* ............      550
16,000       Arbitron, Inc.* .........................      571
23,000       Equifax, Inc. ...........................      598
 9,000       FactSet Research Systems, Inc. ..........      396
 5,000       Moody's Corp. ...........................      264
                                                         ------
                                                          2,379
             INSURANCE - LIFE (0.5%)
17,000       AFLAC, Inc. .............................      523
 8,000       Prudential Financial, Inc. ..............      269
13,500       Torchmark, Inc. .........................      503
                                                         ------
                                                          1,295

                                                       VALUE
SHARES                                             (IN THOUSANDS)
-----------------------------------------------------------------
             INSURANCE - PROPERTY/
              CASUALTY (3.4%)
16,500       Berkley (W.R.) Corp. ....................  $  870
 9,000       Chubb Corporation (The) .................     540
 7,000       Everest Re Group, Ltd. ..................     536
12,000       HCC Insurance Holdings, Inc. ............     355
16,500       IPC Holdings, Ltd. ......................     553
 2,300       Markel Corp.* ...........................     589
45,000       Old Republic
             International Corp. .....................   1,542
18,000       Progressive Corp. .......................   1,316
17,400       RenaissanceRe Holdings Ltd. .............     792
17,000       RLI Corp. ...............................     560
15,000       Safeco Corp. ............................     529
 9,000       XL Capital Ltd. Class "A" ...............     747
                                                        ------
                                                         8,929
             INTERNET (0.8%)
20,000       CheckFree Corp.* ........................     557
 7,000       eBay, Inc.* .............................     729
27,000       United Online, Inc.* ....................     684
                                                        ------
                                                         1,970
             MACHINERY (0.9%)
 2,000       Actuant Corp. Class "A"* ................      95
11,000       Donaldson Co., Inc. .....................     489
18,750       Graco Inc. ..............................     600
14,000       Smith (A.O.) Corp. ......................     394
14,000       Tractor Supply Co.* .....................     668
                                                        ------
                                                         2,246
             MANUFACTURED
              HOUSING/RECREATIONAL
              VEHICLE (0.5%)
 9,500       Oshkosh Truck Corp. .....................   $ 564
 5,000       Thor Industries, Inc. ...................     204
13,600       Winnebago Industries, Inc. ..............     515
                                                         ------
                                                         1,283
             MEDICAL SERVICES (3.5%)
32,250       aaiPharma, Inc.* ........................     641
10,000       Anthem, Inc.* ...........................     772
--------------------------------------------------------------------------------
8

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------
                                                       VALUE
SHARES                                             (IN THOUSANDS)
-----------------------------------------------------------------
             MEDICAL SERVICES (continued)
22,000       Apria Healthcare Group, Inc.* .........    $  547
 6,000       Centene Corp.* ........................       234
38,000       eResearch Technology, Inc.* ...........       842
19,500       First Health Group Corp.* .............       538
22,000       Gentiva Health Services Inc.* .........       198
17,000       Health Net, Inc.* .....................       560
30,000       Lincare Holdings, Inc.* ...............       945
17,000       Mid Atlantic Medical
             Services, Inc.* .......................       889
20,000       Odyssey Healthcare, Inc.* .............       740
16,000       Renal Care Group, Inc.* ...............       563
25,000       Select Medical Corp.* .................       621
12,000       Wellpoint Health
             Networks, Inc.* .......................     1,012
                                                        ------
                                                         9,102
             MEDICAL SUPPLIES (8.1%)
13,000       Alcon, Inc. ...........................       594
11,000       Bio-Rad Laboratories, Inc.
             Class "A"* ............................       609
 7,000       Biolase Technology, Inc.* .............        75
27,750       Biomet, Inc. ..........................       795
17,000       Biosite, Inc.* ........................       818
14,000       Boston Scientific Corp.* ..............       855
12,000       Charles River Laboratories
             International, Inc.* ..................       386
36,000       Cooper Companies, Inc. ................     1,252
23,000       Dade Behring Holdings, Inc.* ..........       533
34,500       DENTSPLY International, Inc. ..........     1,411
21,000       Edwards Lifesciences Corp.* ...........       675
19,000       Fisher Scientific
             International, Inc.* ..................       663
28,000       Henry Schein, Inc.* ...................     1,466
17,000       IDEXX Laboratories, Inc.* .............       573
21,000       Inamed Corp.* .........................     1,128
11,000       Integra LifeSciences
             Holdings Corp.* .......................       290
11,000       Johnson & Johnson .....................       569
22,702       Medtronic, Inc. .......................     1,089
11,000       Mentor Corp. ..........................       213

                                                       VALUE
SHARES                                             (IN THOUSANDS)
-----------------------------------------------------------------
25,250       Merit Medical Systems, Inc.* ..........   $   504
22,000       Patterson Dental Co.* .................       998
17,000       Respironics, Inc.* ....................       638
14,000       St. Jude Medical, Inc.* ...............       805
 9,000       Stryker Corp. .........................       624
 4,000       Sybron Dental Specialties, Inc.* ......        94
49,000       Varian Medical Systems, Inc.* .........     2,821
13,000       Zimmer Holdings, Inc.* ................       586
                                                       -------
                                                        21,064
             NATURAL GAS -
              DISTRIBUTION (0.7%)
21,000       AGL Resources Inc. ....................       534
15,000       Energen Corp. .........................       499
21,000       UGI Corp. .............................       666
                                                       -------
                                                         1,699
             NATURAL GAS -
              DIVERSIFIED (0.7%)
13,000       Equitable Resources, Inc. .............       529
20,000       Patina Oil & Gas Corp. ................       643
30,666       XTO Energy, Inc. ......................       617
                                                       -------
                                                         1,789
             NEWSPAPER (1.7%)
 7,000       Gannett Co., Inc. .....................       538
 7,500       Knight-Ridder, Inc. ...................       517
16,500       Lee Enterprises, Inc. .................       619
 9,000       McClatchy Co. (The) Class "A" .........       519
11,000       New York Times Co, (The)
             Class "A" .............................       501
 7,000       Scripps (E.W.) Co. Class "A" ..........       621
11,000       Tribune Co. ...........................       531
   800       Washington Post Co. (The)
             Class "B" .............................       586
                                                       -------
                                                         4,432
             OFFICE EQUIPMENT &
              SUPPLIES (0.7%)
30,000       Global Imaging Systems, Inc.* .........       695
40,000       Moore Wallace Incorporated* ...........       587
30,000       Staples, Inc.* ........................       550
                                                       -------
                                                         1,832

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                       VALUE
SHARES                                             (IN THOUSANDS)
-----------------------------------------------------------------
             PACKAGING &
              CONTAINER (1.4%)
12,000       Ball Corp. ............................  $  546
10,000       Bemis Co., Inc. .......................     468
17,000       CLARCOR Inc. ..........................     655
19,200       Jarden Corp.* .........................     531
40,000       Packaging Corp. of America* ...........     737
29,000       Pactiv Corp.* .........................     572
                                                      ------
                                                       3,509
             PETROLEUM -
              INTEGRATED (0.2%)
11,000       Murphy Oil Corp. ......................     579
             PETROLEUM -
             PRODUCING (1.5%)
 8,400       Apache Corp. ..........................     547
50,000       Chesapeake Energy Corp. ...............     505
10,000       Evergreen Resources, Inc.* ............     543
14,000       Pogo Producing Co. ....................     598
28,000       Suncor Energy, Inc. ...................     525
31,000       Unit Corp.* ...........................     648
25,000       Westport Resources Corp.* .............     569
                                                      ------
                                                       3,935
             PHARMACY
              SERVICES (1.3%)
15,000       AdvancePCS* Services ..................     574
46,000       Caremark Rx, Inc.* ....................   1,181
18,000       Express Scripts, Inc. Class "A"* ......   1,228
13,000       Omnicare, Inc. ........................     439
                                                      ------
                                                       3,422
             POWER INDUSTRY (0.2%)
37,000       Headwaters, Inc.* .....................     544
             PRECISION
              INSTRUMENT (0.8%)
12,500       Dionex Corp.* .........................     497
24,000       Garmin Ltd.* ..........................     957
15,000       Varian, Inc.* .........................     520
                                                      ------
                                                       1,974
             PUBLISHING (0.4%)
14,000       Deluxe Corp. ..........................     627
11,500       Meredith Corp. ........................     506
                                                      ------
                                                       1,133

                                                       VALUE
SHARES                                             (IN THOUSANDS)
-----------------------------------------------------------------
             R.E.I.T. (3.4%)
24,000       Capital Automotive REIT ...............   $  672
13,000       Catellus Development Corp.* ...........      286
12,000       CBL & Associates
             Properties, Inc. ......................      516
32,000       Chelsea Property Group, Inc. ..........    1,290
23,700       Corrections Corp. of America* .........      600
19,000       Developers Diversified
             Realty Corp. ..........................      540
 6,000       Heritage Property Investment
             Trust, Inc. ...........................      162
30,000       Impac Mortgage Holdings, Inc. .........      501
15,000       iStar Financial, Inc. .................      548
17,000       Macerich Company (The) ................      597
14,500       Pan Pacific Retail
             Properties, Inc. ......................      571
15,000       Pennsylvania Real Estate
             Investment Trust ......................      449
14,000       ProLogis Trust ........................      382
 9,000       Redwood Trust, Inc. ...................      359
13,000       Simon Property Group, Inc. ............      507
15,000       Thornburg Mortgage, Inc. ..............      371
13,000       Weingarten Realty Investors ...........      545
                                                       ------
                                                        8,896
             RAILROAD (0.3%)
15,000       CP Holders, Inc. ......................      757
             RECREATION (1.7%)
14,000       Expedia, Inc. Class "A"* ..............    1,074
43,000       Marvel Enterprises, Inc.* .............      821
56,000       Mattel, Inc. ..........................    1,059
20,000       SCP Pool Corp.* .......................      688
25,000       Shuffle Master, Inc.* .................      735
                                                       ------
                                                        4,377
             RESTAURANT (3.8%)
22,500       Applebee's International, Inc. ........      707
20,000       Bob Evans Farms, Inc. .................      553
39,000       Brinker International, Inc.* ..........    1,405
22,000       CBRL Group, Inc. ......................      855

--------------------------------------------------------------------------------
10

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------
                                                       VALUE
SHARES                                             (IN THOUSANDS)
-----------------------------------------------------------------
             RESTAURANT (continued)
16,000       Cheesecake Factory
             Incorporated (The)* ...................     $  574
 8,000       IHOP Corp. ............................        253
14,500       P.F. Chang's China Bistro, Inc.* ......        713
18,000       Panera Bread Co. - Class "A"* .........        720
19,000       RARE Hospitality
             International, Inc.* ..................        621
60,800       Ruby Tuesday, Inc. ....................      1,504
56,250       Sonic Corp.* ..........................      1,430
25,000       Starbucks Corp.* ......................        613
                                                         ------
                                                          9,948
             RETAIL BUILDING
              SUPPLY (0.5%)
14,000       Fastenal Co. ..........................        475
19,000       Lowe's Companies, Inc. ................        816
                                                         ------
                                                          1,291
             RETAIL STORE (1.5%)
51,000       Family Dollar Stores, Inc. ............      1,945
20,000       Target Corp. ..........................        757
22,000       Wal-Mart Stores, Inc. .................      1,181
                                                         ------
                                                          3,883
             RETAIL - SPECIAL
              LINES (4.3%)
21,000       Aeropostale, Inc.* ....................        451
 5,000       AutoZone, Inc.* .......................        380
40,000       Bed Bath & Beyond Inc.* ...............      1,552
10,000       CDW Computer Centers, Inc.* ...........        458
74,000       Chico' s FAS, Inc.* ...................      1,558
14,000       Claire's Stores, Inc. .................        355
24,000       Coach, Inc.* ..........................      1,194
 8,000       Dick's Sporting Goods, Inc.* ..........        293
24,000       Fossil, Inc.* .........................        566
30,000       Gap, Inc. (The) .......................        563
25,000       Guitar Center, Inc.* ..................        725
30,000       Hollywood Entertainment Corp.* ........        516
27,500       Movie Gallery, Inc.* ..................        507
31,000       Pier 1 Imports, Inc. ..................        632

                                                       VALUE
SHARES                                             (IN THOUSANDS)
-----------------------------------------------------------------
19,000       Ross Stores, Inc. .....................    $   812
28,000       TJX Companies, Inc. (The) .............        528
 4,000       Williams-Sonoma, Inc.* ................        117
                                                        -------
                                                         11,207
             SECURITIES
              BROKERAGE (0.2%)
 8,000       Bear Stearns Companies,
             Inc. (The) ............................        579
             SEMICONDUCTOR (0.9%)
28,000       ATI Technologies, Inc.* ...............        286
17,000       Marvell Technology Group Ltd.*                 584
18,500       Microchip Technology Inc. .............        453
33,000       OmniVision Technologies, Inc.* ........      1,030
                                                       --------
                                                          2,353
             SHOE (1.0%)
18,000       Brown Shoe Company, Inc. ..............        536
10,000       Nike, Inc. Class "B" ..................        535
38,000       Reebok International Ltd.* ............      1,278
 6,000       Timberland Co. Class "A"* .............        317
                                                       --------
                                                          2,666
             TELECOMMUNICATION
              SERVICES (0.8%)
10,500       Mobile TeleSystem OJSC (ADR)                   620
11,000       NTL Inc.* .............................        375
12,500       Vimpel-Communications, Open
             Joint Stock Co. (ADR)* ................        580
19,000       West Corp.* ...........................        506
                                                       --------
                                                          2,081
             TELECOMMUNICATIONS
              EQUIPMENT (0.2%)
18,000       UTStarcom, Inc.* ......................        640

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 2003
--------------------------------------------------------------------------------
                                                       VALUE
SHARES                                             (IN THOUSANDS)
-----------------------------------------------------------------
           THRIFT (3.5%)
43,000     Brookline Bancorp, Inc. ..............        $  602
31,972     Charter One Financial, Inc. ..........           997
18,500     First BanCorp ........................           508
44,000     Flagstar Bancorp, Inc. ...............         1,076
11,000     Golden West Financial Corp. ..........           880
13,000     GreenPoint Financial Corp. ...........           662
28,000     Hudson City Bancorp, Inc. ............           716
42,666     New York Community
           Bancorp, Inc. ........................         1,241
63,000     Sovereign Bancorp, Inc. ..............           986
32,912     Washington Federal, Inc. .............           761
17,000     Webster Financial Corp. ..............           643
                                                         ------
                                                          9,072
           TOILETRIES/
            COSMETICS (0.3%)
11,000     Avon Products, Inc. ..................           684
 7,000     Chattem, Inc.* .......................           132
                                                         ------
                                                            816
           TRUCKING/TRANSPORTATION
            LEASING (1.2%)
19,000     Arkansas Best Corp. ..................           452
19,000     Landstar System, Inc.* ...............         1,194
13,400     Roadway Corp. ........................           382
25,000     Werner Enterprises, Inc. .............           530
19,500     Yellow Corporation* ..................           452
                                                         ------
                                                          3,010
           WIRELESS
            NETWORKING (0.1%)
 7,000     InterDigital Communications
           Corporation* .........................           164
                                                         ------

TOTAL COMMON STOCKS AND
 AND TOTAL INVESTMENT
 SECURITIES (88.9%)                                    $231,317
 (COST $178,333,000).............................      ========

                                                                      VALUE
                                                                 (IN THOUSANDS
                                                                EXCEPT PER SHARE
SHARES                                                               AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (10.8%)
(including accrued interest)
$14,000,000                       Collateralized by
                                   $9,860,000 U.S. Treasury
                                   Bonds 7.625%, due
                                   2/15/25, with a value of
                                   $ 14,275,000 (with
                                   Morgan Stanley, 0.94%,
                                   dated 6/30/03, due
                                   7/1/03, delivery value
                                   $14,000,365) ................   $ 14,000
 14,000,000                       Collateralized by
                                   $11,459,000 U.S.
                                   Treasury Bonds 6.25%,
                                   due 8/15/23, with a value
                                   of $14,306,000 (with
                                   UBS Warburg LLC,
                                   1.10%, dated 6/30/03,
                                   due 7/1/03, delivery
                                   value $14,000,428) ..........     14,001
                                                                   --------
                                                                     28,001
                                                                   --------
CASH AND OTHER ASSETS IN
 EXCESS OF LIABILITIES (0.3%)...................................        871
                                                                   --------
NET ASSETS (100.0%) ............................................   $260,189
                                                                   ========
NET ASSET VALUE, OFFERING
 AND REDEMPTION PRICE PER
 OUTSTANDING SHARE
 ($260,189,040 - 14,691,599 SHARES
 OUTSTANDING) ..................................................  $   17.71
                                                                  =========

--------------------------------------------------------------------------------
12

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES                                STATEMENT OF OPERATIONS
AT JUNE 30, 2003                                                   FOR THE SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)                                                        (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
                                              (IN THOUSANDS
                                                EXCEPT PER
                                               SHARE AMOUNT)                                                 (IN THOUSANDS)
                                               -------------                                                 -------------
ASSETS:                                                            INVESTMENT INCOME:
Investment securities, at value                                    Dividends (Net of foreign withholding
   (Cost - $178,333) ...........................   $231,317           taxes of $8) ............................    $   935
Repurchase agreements                                              Interest ...................................        152
   (Cost - $28,001) ............................     28,001                                                        -------
Cash ...........................................        114         Total Income ..............................      1,087
Receivable for securities sold .................      2,091                                                        -------
Receivable for capital shares sold .............        699        EXPENSES:
Dividends receivable ...........................        153        Advisory fee ...............................        901
Prepaid insurance expense ......................         18        Service and distribution plan fees .........        300
Prepaid registration and filing fees ...........          5        Transfer agent .............................         66
                                                   ---------       Custodian fees .............................         38
  TOTAL ASSETS .................................    262,398        Auditing and legal fees ....................         28
                                                   ---------       Printing ...................................         23
LIABILITIES:                                                       Postage ....................................         16
Payable for securities purchased ...............      1,369        Registration fees ..........................         12
Payable for capital shares repurchased .........        560        Directors' fees and expenses ...............         10
Accrued expenses:                                                  Telephone ..................................         10
   Advisory fee ................................        162        Insurance, dues and other ..................          9
   Service and distribution plan fees                                                                              -------
      payable ..................................         54           Total Expenses Before Custody
   Other .......................................         64              Credits ..............................      1,413
                                                   ---------          Less: Custody Credits ...................         (1)
  TOTAL LIABILITIES ............................      2,209                                                        -------
                                                   ---------          Net Expenses ............................      1,412
NET ASSETS .....................................   $260,189                                                        -------
                                                   ========        NET INVESTMENT LOSS ........................       (325)
NET ASSETS CONSIST OF:                                                                                             -------
Capital stock, at $1.00 par value                                  NET REALIZED AND UNREALIZED GAIN ON
   (authorized 100,000,000, outstanding                               INVESTMENTS:
   14,691,599 shares) ..........................   $ 14,692           Net Realized Gain .......................      2,167
Additional paid-in capital .....................    215,335           Change in Net Unrealized
Accumulated net investment loss ................       (325)             Appreciation .........................     21,525
Accumulated net realized loss on                                                                                   -------
   investments .................................    (22,497)       NET REALIZED GAIN AND CHANGE IN NET
Net unrealized appreciation of                                        UNREALIZED APPRECIATION ON
   investments .................................     52,984           INVESTMENTS .............................     23,692
                                                   --------                                                        -------
NET ASSETS .....................................   $260,189        NET INCREASE IN NET ASSETS FROM
                                                   ========           OPERATIONS ..............................    $23,367
   NET ASSET VALUE, OFFERING AND                                                                                   =======
      REDEMPTION PRICE PER
      OUTSTANDING SHARE ($260,189,040
      - 14,691,599 SHARES OUTSTANDING) .........   $  17.71
                                                   ========

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                     JUNE 30, 2003     DECEMBER 31,
                                                                      (UNAUDITED)         2002
                                                                      -----------      ------------
                                                                              (IN THOUSANDS)
OPERATIONS:
 Net investment loss .............................................    $     (325)      $     (790)
 Net realized gain (loss) on investments .........................         2,167          (14,704)
 Change in net unrealized appreciation ...........................        21,525          (26,726)
                                                                      ---------------------------
 Net increase (decrease) in net assets from operations ...........        23,367          (42,220)
                                                                      ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net realized gain from investment transactions ..................            --               --
                                                                      ---------------------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ....................................       200,974          546,946
 Proceeds from reinvestment of distributions to shareholders .....            --               --
 Cost of shares repurchased ......................................      (206,546)        (524,161)
                                                                      ---------------------------
 Net (decrease) increase from capital share transactions .........        (5,572)          22,785
                                                                      ---------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................        17,795          (19,435)
NET ASSETS:
 Beginning of period .............................................       242,394          261,829
                                                                      ---------------------------
 End of period ...................................................    $  260,189       $  242,394
                                                                      ===========================
ACCUMULATED NET INVESTMENT LOSS, END OF PERIOD ...................    $     (325)      $       --
                                                                      ===========================





SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          JUNE 30, 2003
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Value Line Special Situations Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a broadly diversified list of "special situations."

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.



--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

2. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock were as follows (in thousands except per share amounts):

                                       SIX MONTHS          YEAR
                                         ENDED            ENDED
                                     JUNE 30, 2003     DECEMBER 31,
                                      (UNAUDITED)          2002
                                    ---------------   -------------
Shares sold .....................       12,302           31,210
Shares issued to
   shareholders in
   reinvestment of
   dividends and
   distributions ................           --               --
                                        ------           ------
                                        12,302           31,210
Shares repurchased ..............       12,681           29,954
                                        ------           ------
Net (decrease) increase .........         (379)           1,256
                                        ======           ======

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                   SIX MONTHS ENDED
                                    JUNE 30, 2003
                                   (UNAUDITED)
                                  -----------------
                                    (IN THOUSANDS)
Purchases:
Investment Securities .........        $57,707
                                       =======
Sales:
Investment Securities .........        $68,896
                                       =======

4. INCOME TAXES

At June 30, 2003, information on the tax components of capital is as follows:
(unaudited)

                                              (IN THOUSANDS)

Cost of investments for tax purposes .........   $206,351
                                                 ========
Gross tax unrealized appreciation ............   $ 55,246
Gross tax unrealized depreciation ............     (2,279)
                                                 -------
Net tax unrealized appreciation on
   investments ...............................   $ 52,967
                                                 ========
Capital loss carryforward, expires
 December 31, 2009 ...........................   $  9,758
 December 31, 2010 ...........................     11,671
                                                 --------
Total capital loss carryforward ..............   $ 21,429
                                                 ========


During the year ended December 31, 2002, as permitted under Federal income tax regulations, the Fund elected to defer $3,203,000 of post-October net capital losses to the current taxable year. To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

Net realized gains/losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales.

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

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

5.    INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES, AND TRANSACTIONS WITH
      AFFILIATES

An advisory fee of $901,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2003. This was computed at the rate of 3/4 of 1% of the average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2003, fees amounting to $300,000 were paid or payable to the Distributor under this Plan. During the six months ended June 30, 2003, the Fund paid brokerage commissions totaling $78,032 to the distributor which clears its transactions through unaffiliated brokers.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund.

For the six months ended June 30, 2003, the Fund's expenses were reduced by $722 under a custody credit agreement with the Custodian.

The Value Line, Inc. Profit Sharing and Savings Plan at June 30, 2003, owned 64,069 shares of the Fund's capital stock, representing 0.4% of the outstanding shares. In addition, certain officers and directors of the Fund owned 132,829 shares of the Fund, representing 0.9% of the shares outstanding.





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

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                             SIX MONTHS
                                                ENDED                                YEARS ENDED DECEMBER 31,
                                            JUNE 30, 2003   ---------------------------------------------------------------------
                                             (UNAUDITED)        2002           2001           2000           1999           1998
                                             ====================================================================================
NET ASSET VALUE, BEGINNING OF
 PERIOD .................................... $   16.08      $   18.95      $   23.55      $   27.09      $   17.70      $   14.48
                                             ------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment loss .......................      (.02)          (.05)          (.09)          (.19)          (.04)          (.04)
 Net gains or losses on
   securities (both realized and
   unrealized) .............................      1.65          (2.82)         (4.07)         (1.64)         10.83           4.30
                                             ------------------------------------------------------------------------------------
 Total from investment
   operations ..............................      1.63          (2.87)         (4.16)         (1.83)         10.79           4.26
                                             ------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 Dividends from net
   investment income .......................        --             --             --             --             --             --
 Distributions from capital
   gains ...................................        --             --           (.44)         (1.71)         (1.40)         (1.04)
                                             ------------------------------------------------------------------------------------
 Total distributions .......................        --             --           (.44)         (1.71)         (1.40)         (1.04)
                                             ------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ............. $   17.71      $   16.08      $   18.95      $   23.55      $   27.09      $   17.70
                                             ====================================================================================
TOTAL RETURN ...............................     10.14%+        15.15%         17.65%          6.78%         61.66%         29.88%
                                             ====================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ................................ $ 260,189      $ 242,394      $ 261,829      $ 388,264      $ 421,031      $ 190,634
Ratio of expenses to average net
 assets ....................................      1.18%*(1)      1.20%(1)       1.14%(1)       1.01%(1)        .89%(1)       1.02%
Ratio of net investment loss to
 average net assets ........................     (0.27)%*        (.31)%         (.39)%         (.68)%         (.22)%         (.34)%
Portfolio turnover rate ....................        27%+           66%            88%            78%            85%           183%


(1) RATIOS REFLECT EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD NOT HAVE CHANGED.

 +  NOT ANNUALIZED

 *  ANNUALIZED

SEE NOTES TO FINANCIAL STATEMENTS.
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

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

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                                                                              19

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 - THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 - VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 - THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 - VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 - THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 - VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 - VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 - THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 - VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 - VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 - VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 - VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 - VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 - VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223- 0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

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20